Consolidated Statements of Comprehensive Income /(Loss) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income from a related party	$ 0	$ 810,000	$ 1,015,000
Interest expense from a related party	0	588,000	818,000
General and administrative from a related party	35,000	55,000	0
Brand advertising [Member]
Revenues from a related party	173,000	227,000	174,000
Others [Member]
Revenues from a related party	4,155,000	3,752,000	3,796,000
Cost of revenues from a related party	$ 0	$ 0	$ 57,000